Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 466,997	$ 884,188
Short-term investment		30,003	39,399
Accounts receivable, net		86,035	165,933
Costs and estimated earnings in excess of billings on uncompleted contracts
Inventory		158,181	198,970
Prepaid expenses and other current assets			7,717
Total current assets		741,216	1,296,207
Equipment, net		7,229	10,957
Security deposit		3,900	15,900
Debt issuance costs, net		5,204	26,019
Totals		757,549	1,349,083
Current liabilities:
Accounts payable and accrued expenses		41,163	279,066
Accounts payable and accrued expenses - subject to compromise		120,325
Accrued interest, related party - subject to compromise		43,301	36,833
Accrued interest		173,147
Related party accounts payable and accrued expenses			132,481
Related party accounts payable and accrued expenses- subject to compromise		370,151
Related party notes payable - secured claim		73,500	73,500
Convertible debentures, net of discounts of $387,965 - secured claim		5,017,045	800,726
Billings in excess of costs and estimated earnings on uncompleted contracts		28,024	3,500
Deferred revenue		170,530	303,427
Conversion option liabilities			110,000
Warrant liabilities			536,671
Total current liabilities		6,037,186	2,276,204
Debtor in possession financing		600,000
Convertible debentures, net of discounts of $782,653			2,402,176
Total liabilities		6,637,186	4,678,380
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value		429,189	429,189
Additional paid-in capital		7,171,683	6,978,907
Accumulated deficit		(13,480,509)	(10,737,393)
Accumulated other comprehensive loss
Total stockholders' equity (deficit)		(5,879,637)	(3,329,297)
Totals		757,549	1,349,083
Successor
Current assets:
Cash and cash equivalents	$ 346,417
Short-term investment	30,014
Accounts receivable, net	279,767
Costs and estimated earnings in excess of billings on uncompleted contracts	25,753
Prepaid expenses	33,589
Inventory	138,427
Total current assets	853,967
Equipment, net	4,926
Security deposit	1,200
Debt issuance costs, net
Goodwill	4,162,173
Intangible assets, net	3,733,125
Totals	8,755,391
Current liabilities:
Accounts payable and accrued expenses	199,077
Accounts payable and accrued expenses - subject to compromise	12,516
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses	45,818
Related party accounts payable and accrued expenses- subject to compromise	92,840
Related party notes payable - secured claim	25,000
Convertible debentures, net of discounts of $387,965 - secured claim
Billings in excess of costs and estimated earnings on uncompleted contracts	111,353
Deferred revenue	167,002
Conversion option liabilities	376,115
Total current liabilities	1,029,721
Debtor in possession financing
Convertible debentures, net of discounts of $782,653	1,717,348
Total liabilities	2,747,069
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock, value	5,405,010
Common stock, value	4,913
Additional paid-in capital	1,141,605
Accumulated deficit	(543,206)
Total stockholders' equity (deficit)	6,008,322
Totals	8,755,391
Predecessor
Current assets:
Cash and cash equivalents		466,997	$ 884,188
Short-term investment		30,003
Accounts receivable, net		86,035
Costs and estimated earnings in excess of billings on uncompleted contracts
Prepaid expenses
Inventory		158,181
Total current assets		741,216
Equipment, net		7,229
Security deposit		3,900
Debt issuance costs, net		5,204
Goodwill
Intangible assets, net
Totals		757,549
Current liabilities:
Accounts payable and accrued expenses		41,163
Accounts payable and accrued expenses - subject to compromise		120,325
Accrued interest, related party - subject to compromise		43,301
Accrued interest		173,147
Related party accounts payable and accrued expenses
Related party accounts payable and accrued expenses- subject to compromise		370,151
Related party notes payable - secured claim		73,500
Convertible debentures, net of discounts of $387,965 - secured claim		5,017,045
Billings in excess of costs and estimated earnings on uncompleted contracts		28,024
Deferred revenue		170,530
Conversion option liabilities
Total current liabilities		6,037,186
Debtor in possession financing		600,000
Convertible debentures, net of discounts of $782,653
Total liabilities		6,637,186
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value		429,189
Additional paid-in capital		7,171,683
Accumulated deficit		(13,480,509)
Total stockholders' equity (deficit)		(5,879,637)
Totals		$ 757,549